Employee Compensation and Benefits (Details 5) $ in Thousands	Mar. 31, 2025 USD ($)
Retirement Benefits [Abstract]
Year 1	$ 260
Year 2	349
Year 3	440
Year 4	490
Year 5	563
Year 6 to Year 10	$ 2,618